Share incentive plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended
	Oct. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		3,833,000	1,312,500	3,808,339
Options granted, weighted average exercise price		$ 3.07	$ 2.30	$ 2.08
Weighted average grant date fair value of options granted		$ 2.90	$ 1.32	$ 1.15
Share-based compensation expenses		$ 2,865	$ 1,671	$ 1,970
Unrecognized compensation expenses		$ 11,898
Unrecognized compensation expenses, recognition period		2 years 6 months 22 days
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance				18,093,225
Options granted	3,195,628	3,833,000	1,312,500	3,808,339
Options granted, weighted average exercise price	$ 0.12	$ 3.07	$ 2.30	$ 2.08
Option vesting period		4 years
Options vesting terms	The majority of options were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.	All options were to be vested over four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 36 equal monthly installments	The majority of options were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.	The majority of options were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.
2010 Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	100,000
2010 Plan [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	3 years		3 years	3 years
2010 Plan [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	4 years		4 years	4 years
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance		2,800,000
Share incentive plan, annual increase of shares reserved, percentage		1.50%